Trade and Notes Receivable, Net - Trade and Notes Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Trade accounts receivable	$ 448.1	$ 190.6
Notes receivable, current portion	13.2	4.9
Trade and Notes Receivable, gross	461.3	195.5
Allowance for doubtful accounts	(20.1)	(15.8)	$ (19.7)
Total, net	$ 441.2	$ 179.7